UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Containers & Packaging — 0.3%
Rock-Tenn Co., Class A	4,491	$345,065

Diversified Financial Services — 0.9%
Kcad Holdings I Ltd.	83,644,000	1,151,778

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc. (a)	25,000	619,000

Software — 0.1%
Bankruptcy Management Solutions, Inc.	251	2
HMH Holdings/EduMedia	39,515	197,575

		197,577

Total Common Stocks – 1.8%		2,313,420

Corporate Bonds	Par (000)

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	USD	90	93,825
7.13%, 3/15/21		170	177,438
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17		210	231,000
10.00%, 6/01/17 (b)		228	250,800

			753,063

Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		324	340,485
Series 2, 12.38%, 8/16/15		328	343,853

			684,338

Airlines — 2.3%
Air Canada, 9.25%, 8/01/15 (b)		420	436,275
American Airlines, Inc.:
10.50%, 10/15/12		440	468,600
7.50%, 3/15/16 (b)		60	59,250
Series 2001-2, 7.86%, 4/01/13		160	163,200
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		270	274,050
Series 2010-1-B, 6.00%, 1/12/19		200	194,000
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16 (b)		473	501,849
United Air Lines, Inc., 12.75%, 7/15/12		835	913,027

			3,010,251

Corporate Bonds	Par (000)		Value

Auto Components — 1.9%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)	USD	100	$107,500
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)		95	96,069
Delphi Corp., 6.13%, 5/15/21 (b)		80	80,000
Exide Technologies, 8.63%, 2/01/18 (b)		80	85,000
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,555,300
International Automotive Components Group, 9.13%, 6/01/18 (b)		180	183,651
Stanadyne Corp., Series 1, 10.00%, 8/15/14		335	341,700

			2,449,220

Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		125	134,062
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	115	172,944

			307,006

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	202	206,451

Building Products — 1.5%
Associated Materials LLC, 9.13%, 11/01/17 (b)		100	103,375
Building Materials Corp. of America (b):
7.00%, 2/15/20		210	219,450
6.75%, 5/01/21		470	473,525
Griffon Corp., 7.13%, 4/01/18 (b)		190	193,800
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		125	134,687
9.00%, 1/15/21 (b)		500	535,000
Nortek, Inc., 10.00%, 12/01/18 (b)		280	291,200

			1,951,037

Capital Markets — 0.8%
American Capital Ltd., 7.96%, 12/31/13 (c)		230	236,514
E*Trade Financial Corp.:
12.50%, 11/30/17 (d)		60	72,150
Series A, 0.00%, 8/31/19 (e)(f)		295	450,981
KKR Group Finance Co., 6.38%, 9/29/20 (b)		300	320,044

			1,079,689

Chemicals — 3.1%
American Pacific Corp., 9.00%, 2/01/15		400	392,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
ETF	Exchange-Traded Fund
FKA	Formerly Known As
GBP	British Pound
SPDR	Standard and Poor’s Depository Receipts
USD	US Dollar

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
American Rock Salt Co. LLC, 8.25%, 5/01/18 (b)	USD	62	$62,775
Chemtura Corp., 7.88%, 9/01/18 (b)		245	265,825
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		75	82,500
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		300	322,125
9.00%, 11/15/20		145	155,875
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	130	191,760
8.63%, 3/15/21	USD	170	190,188
Ineos Finance Plc, 9.00%, 5/15/15 (b)		195	211,331
KRATON Polymers LLC, 6.75%, 3/01/19 (b)		55	55,550
MacDermid, Inc., 9.50%, 4/15/17 (b)		555	592,463
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		85	88,400
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		337	372,806
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		265	267,981
Polymer Group, Inc., 7.75%, 2/01/19 (b)		65	66,950
PolyOne Corp., 7.38%, 9/15/20		100	107,125
Rhodia SA, 6.88%, 9/15/20 (b)		360	419,850
TPC Group LLC, 8.25%, 10/01/17 (b)		155	165,850

			4,011,354

Commercial Banks — 3.2%
CIT Group, Inc.:
7.00%, 5/01/16		1,088	1,092,498
7.00%, 5/01/17		2,441	2,449,935
6.63%, 4/01/18 (b)		483	507,886

			4,050,319

Commercial Services & Supplies — 1.7%
ACCO Brands Corp., 10.63%, 3/15/15		350	392,875
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)		190	197,540
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		230	232,608
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		140	145,250
Casella Waste Systems, Inc., 7.75%, 2/15/19 (b)		304	307,800
Clean Harbors, Inc., 7.63%, 8/15/16 (b)		160	170,800
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		105	111,038
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		275	311,781
8.25%, 2/01/21		267	275,677

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
West Corp., 8.63%, 10/01/18 (b)	USD	65	$68,494

			2,213,863

Communications Equipment — 0.7%
Avaya, Inc.:
9.75%, 11/01/15		200	207,750
10.13%, 11/01/15 (d)		290	301,600
7.00%, 4/01/19 (b)		200	195,500
EH Holding Corp., 6.50%, 6/15/19 (b)		170	171,913

			876,763

Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)		90	93,713

Construction Materials — 0.1%
Calcipar SA, 6.88%, 5/01/18 (b)		155	160,425

Consumer Finance — 1.4%
Credit Acceptance Corp., 9.13%, 2/01/17		320	347,200
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (g)		145	145,919
7.80%, 6/01/12		300	315,580
7.00%, 4/15/15		890	972,237

			1,780,936

Containers & Packaging — 1.7%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	285	421,422
Ball Corp., 6.75%, 9/15/20	USD	250	265,938
Berry Plastics Corp.:
8.25%, 11/15/15		65	69,713
9.75%, 1/15/21		430	430,537
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	120	178,114
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	185	201,650
OI European Group BV, 6.88%, 3/31/17	EUR	100	147,328
Pregis Corp., 12.38%, 10/15/13	USD	484	480,370

			2,195,072

Diversified Financial Services — 5.1%
Ally Financial, Inc.:
7.50%, 12/31/13		90	97,200
8.30%, 2/12/15		230	256,450
6.25%, 12/01/17 (b)		230	236,936
8.00%, 3/15/20		150	165,563
7.50%, 9/15/20		290	312,112
8.00%, 11/01/31		390	427,943
8.00%, 11/01/31		750	830,625
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		205	226,013

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	2

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
FCE Bank Plc, 7.13%, 1/15/13	EUR	450	$680,946
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	USD	350	352,661
KION Finance SA, 7.88%, 4/15/18 (b)	EUR	100	140,312
Leucadia National Corp., 8.13%, 9/15/15	USD	540	599,400
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (b)		492	526,440
Reynolds Group Issuer, Inc.:
8.50%, 10/15/16	EUR	72	108,666
7.13%, 4/15/19 (b)	USD	115	119,600
9.00%, 4/15/19 (b)		630	668,587
6.88%, 2/15/21 (b)		335	345,469
8.25%, 2/15/21 (b)		465	473,137

			6,568,060

Diversified Telecommunication Services — 3.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		480	470,400
GCI, Inc., 6.75%, 6/01/21 (b)		128	129,280
ITC Deltacom, Inc., 10.50%, 4/01/16		140	151,200
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)(h)		640	646,400
Level 3 Financing, Inc.:
9.25%, 11/01/14		39	40,170
8.75%, 2/15/17		450	463,500
10.00%, 2/01/18		50	54,125
Qwest Communications International, Inc.:
7.50%, 2/15/14		910	922,513
8.00%, 10/01/15		300	328,500
Series B, 7.50%, 2/15/14		540	547,425
Windstream Corp.:
8.13%, 8/01/13		112	122,920
7.88%, 11/01/17		383	418,906

			4,295,339

Electronic Equipment, Instruments & Components — 0.6%
CDW LLC:
11.00%, 10/12/15		5	5,375
11.50%, 10/12/15 (d)		300	323,625
8.00%, 12/15/18 (b)		260	278,850
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	104	149,680

			757,530

Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	USD	115	119,025

Corporate Bonds	Par (000)		Value

Energy Equipment & Services (concluded)
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		63	$64,575
7.75%, 5/15/17		170	178,500
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		205	211,150
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		365	386,900
Key Energy Services, Inc., 6.75%, 3/01/21		205	207,562
MEG Energy Corp., 6.50%, 3/15/21 (b)		260	261,950
Oil States International, Inc., 6.50%, 6/01/19 (b)		315	316,969
Thermon Industries, Inc., 9.50%, 5/01/17		204	217,770

			1,964,401

Food & Staples Retailing — 0.5%
BI-LO LLC, 9.25%, 2/15/19 (b)		110	113,850
Rite Aid Corp.:
9.75%, 6/12/16		195	217,913
7.50%, 3/01/17		290	291,450

			623,213

Food Products — 0.9%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (b)		480	489,900
Boparan Holdings, Ltd. (b):
9.75%, 4/30/18	EUR	100	144,630
9.88%, 4/30/18	GBP	100	163,689
JBS USA LLC, 7.25%, 6/01/21 (b)	USD	60	58,800
Reddy Ice Corp., 11.25%, 3/15/15		210	216,825
Smithfield Foods, Inc., 10.00%, 7/15/14		33	38,610

			1,112,454

Health Care Equipment & Supplies — 1.4%
DJO Finance LLC:
10.88%, 11/15/14		1,070	1,155,600
7.75%, 4/15/18 (b)		65	66,787
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		380	434,625
Hologic, Inc., 2.00%, 12/15/37 (f)(i)		120	117,150

			1,774,162

Health Care Providers & Services — 6.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)		190	194,275
ConvaTec Healthcare E SA (b):
7.38%, 12/15/17	EUR	200	296,454
10.50%, 12/15/18	USD	220	237,600

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	$329,000
DaVita, Inc., 6.38%, 11/01/18	USD	180	184,275
Gentiva Health Services, Inc., 11.50%, 9/01/18		325	366,031
HCA, Inc.:
9.13%, 11/15/14		620	648,288
8.50%, 4/15/19		140	156,625
7.25%, 9/15/20		1,565	1,705,850
HealthSouth Corp., 8.13%, 2/15/20		100	110,000
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		420	422,625
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		300	312,375
Omnicare, Inc.:
6.13%, 6/01/13		11	11,000
6.88%, 12/15/15		200	205,500
7.75%, 6/01/20		290	311,388
STHI Holding Corp., 8.00%, 3/15/18 (b)		145	149,350
Tenet Healthcare Corp.:
9.00%, 5/01/15		747	813,296
10.00%, 5/01/18		257	294,265
8.88%, 7/01/19		1,175	1,307,187

			8,055,384

Health Care Technology — 1.2%
IMS Health, Inc., 12.50%, 3/01/18 (b)		1,125	1,338,750
MedAssets, Inc., 8.00%, 11/15/18 (b)		170	175,312

			1,514,062

Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp., 9.13%, 12/01/18 (b)		55	56,994
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		960	888,000
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		550	592,625
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)(h)		135	134,325
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		75	84,375
MGM Resorts International:
10.38%, 5/15/14		125	144,375
11.13%, 11/15/17		390	452,400
Sugarhouse HSP Gaming Property Mezzanine LP, 8.63%, 4/15/16 (b)		70	72,275
Travelport LLC:
4.94%, 9/01/14 (g)		75	65,250
9.88%, 9/01/14		35	32,462
9.00%, 3/01/16		60	52,650

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(j)	USD	215	$22
Vail Resorts, Inc., 6.50%, 5/01/19 (b)		85	86,806

			2,662,559

Household Durables — 3.4%
American Standard Americas, 10.75%, 1/15/16 (b)		190	199,025
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(c)		400	241,000
Beazer Homes USA, Inc.:
8.13%, 6/15/16		145	138,475
12.00%, 10/15/17		720	813,600
9.13%, 6/15/18		630	598,500
Ideal Standard International sprl, 11.75%, 5/01/18 (b)	EUR	100	148,587
Jarden Corp., 7.50%, 1/15/20		140	208,022
Ryland Group, Inc., 6.63%, 5/01/20	USD	315	305,944
Standard Pacific Corp.:
10.75%, 9/15/16		890	1,027,950
8.38%, 5/15/18		290	295,075
8.38%, 1/15/21		360	360,900

			4,337,078

Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	146,788

Independent Power Producers & Energy Traders — 3.8%
AES Red Oak LLC, Series B, 9.20%, 11/30/29	USD	1,250	1,259,375
Calpine Corp. (b):
7.50%, 2/15/21		215	223,600
7.88%, 1/15/23		290	303,775
Energy Future Holdings Corp., 10.00%, 1/15/20		1,460	1,580,681
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		81	88,100
NRG Energy, Inc., 7.63%, 1/15/18 (b)		990	999,900
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (b)		375	379,687

			4,835,118

Industrial Conglomerates — 2.4%
Sequa Corp. (b):
11.75%, 12/01/15		1,060	1,134,200
13.50%, 12/01/15		1,770	1,893,409

			3,027,609

Insurance — 1.2%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		800	850,000

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	4

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Insurance (concluded)
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)	USD	213	$230,040
Genworth Financial, Inc., 7.63%, 9/24/21		190	198,215
USI Holdings Corp., 4.14%, 11/15/14 (b)(g)		310	296,825

			1,575,080

IT Services — 2.6%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)		470	475,287
First Data Corp.:
9.88%, 9/24/15		85	87,763
9.88%, 9/24/15		155	159,650
7.38%, 6/15/19 (b)		395	401,913
12.63%, 1/15/21 (b)		968	1,052,700
iPayment, Inc., 9.75%, 5/15/14		335	343,375
iPayment Investors LP, 11.63%, 7/15/14 (b)(d)		292	295,358
SunGard Data Systems, Inc.:
7.38%, 11/15/18		220	224,400
7.63%, 11/15/20		280	290,500

			3,330,946

Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21 (b)		45	45,000

Machinery — 2.0%
AGY Holding Corp., 11.00%, 11/15/14		700	681,625
Navistar International Corp.:
3.00%, 10/15/14 (f)		820	1,193,100
8.25%, 11/01/21		70	76,912
Oshkosh Corp., 8.25%, 3/01/17		40	43,600
Titan International, Inc. (b):
5.63%, 1/15/17 (f)		110	315,975
7.88%, 10/01/17		190	204,250

			2,515,462

Media — 15.7%
Affinion Group, Inc., 7.88%, 12/15/18 (b)		365	346,750
CCH II LLC, 13.50%, 11/30/16		1,537	1,829,200
CCO Holdings LLC:
7.25%, 10/30/17		20	20,800
7.88%, 4/30/18		50	53,000
6.50%, 4/30/21		393	387,105
CMP Susquehanna Corp., 3.52%, 5/15/14		69	65,550
CSC Holdings, Inc., 8.50%, 4/15/14		180	201,600
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		390	370,500
Checkout Holding Corp., 0.01%, 11/15/15 (b)(e)		405	266,288

Corporate Bonds	Par (000)		Value

Media (continued)
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)	USD	175	$189,219
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		701	764,090
Series B, 9.25%, 12/15/17		2,596	2,836,130
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		309	308,686
Loan Close 3, 12.00%, 8/15/18		353	352,917
Shares Loan, 4.00%, 8/15/18		364	363,981
Cumulus Media, Inc., 7.75%, 5/01/19 (b)		160	160,000
DISH DBS Corp.:
7.00%, 10/01/13		192	206,880
6.75%, 6/01/21 (b)		390	393,900
Gray Television, Inc., 10.50%, 6/29/15		445	472,812
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		160	138,400
9.50%, 5/15/15		155	147,250
Intelsat Luxembourg SA:
11.25%, 6/15/16		250	265,000
11.50%, 2/04/17 (d)		120	130,050
11.50%, 2/04/17 (b)(d)		580	628,575
Interactive Data Corp., 10.25%, 8/01/18 (b)		480	534,000
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	304	456,079
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	335	339,188
Musketeer GmbH, 9.50%, 3/15/21 (b)	EUR	190	298,038
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	USD	290	313,200
Nielsen Finance LLC:
11.63%, 2/01/14		72	84,780
7.75%, 10/15/18 (b)		970	1,040,325
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	162,051
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	230	238,338
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(f)(j)		1,427	714
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,813	1,880,987
Regal Entertainment Group, 9.13%, 8/15/18		180	191,250
UPC Germany GmbH (b):
8.13%, 12/01/17	EUR	175	266,638
9.63%, 12/01/19		245	389,600
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	300	336,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	371	515,190

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
Unitymedia GmbH, 9.63%, 12/01/19	EUR	100	$159,020
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (b)	USD	425	451,562
Univision Communications, Inc., 6.88%, 5/15/19 (b)		145	145,000
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	200	356,965
Xefin Lux SCA, 8.00%, 6/01/18 (b)(h)	EUR	113	162,618
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)		175	262,861
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	370	535,129

			20,018,216

Metals & Mining — 3.5%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	USD	290	304,500
7.38%, 2/15/16		105	107,363
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)		735	764,400
Goldcorp, Inc., 2.00%, 8/01/14 (f)		250	321,562
JMC Steel Group, 8.25%, 3/15/18 (b)		175	180,688
James River Escrow, Inc., 7.88%, 4/01/19 (b)		100	102,000
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (f)		200	268,500
Novelis, Inc., 8.75%, 12/15/20		1,625	1,795,625
Ryerson, Inc.:
7.65%, 11/01/14 (g)		145	146,994
12.00%, 11/01/15		100	107,750
Steel Dynamics, Inc., 7.38%, 11/01/12		175	185,937
Taseko Mines Ltd., 7.75%, 4/15/19		150	152,250

			4,437,569

Multiline Retail — 1.8%
Dollar General Corp., 11.88%, 7/15/17 (d)		2,020	2,307,850

Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc.:
2.38%, 4/15/15 (f)		110	143,963
6.00%, 6/01/19		325	327,031
6.25%, 6/01/21		405	412,087
Arch Coal, Inc., 7.25%, 10/01/20		370	390,350
Berry Petroleum Co., 8.25%, 11/01/16		275	288,062
Bill Barrett Corp., 9.88%, 7/15/16		20	22,700
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		105	111,563
Chaparral Energy, Inc., 8.25%, 9/01/21 (b)		115	119,025

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.:
6.63%, 8/15/20	USD	593	$623,391
6.13%, 2/15/21		380	386,650
2.25%, 12/15/38 (f)		375	348,750
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (b)		145	144,638
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		122	132,370
Concho Resources, Inc., 7.00%, 1/15/21		190	199,025
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (b)		215	212,312
Consol Energy, Inc., 8.25%, 4/01/20		920	1,021,200
Continental Resources, Inc., 7.13%, 4/01/21		170	181,050
Copano Energy LLC, 7.13%, 4/01/21		150	151,500
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (b)		95	95,238
Crosstex Energy LP, 8.88%, 2/15/18		85	92,225
Denbury Resources, Inc.:
8.25%, 2/15/20		348	384,540
6.38%, 8/15/21		160	162,000
EV Energy Partners LP, 8.00%, 4/15/19 (b)		145	150,800
Energy XXI Gulf Coast, Inc. (b):
9.25%, 12/15/17		195	210,112
7.75%, 6/15/19		405	407,025
Energy Transfer Equity LP, 7.50%, 10/15/20		65	70,850
Forbes Energy Services, Ltd., 9.00%, 6/15/19 (b)		165	165,825
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		360	379,800
Linn Energy LLC:
6.50%, 5/15/19 (b)		115	115,000
8.63%, 4/15/20		515	563,925
7.75%, 2/01/21 (b)		275	290,125
MarkWest Energy Partners LP, 6.75%, 11/01/20		60	61,800
Niska Gas Storage US LLC, 8.88%, 3/15/18		875	940,625
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		1,710	1,750,185
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)		165	166,238
Peabody Energy Corp., 6.50%, 9/15/20		205	220,631
Petrohawk Energy Corp.:
10.50%, 8/01/14		180	204,300
7.88%, 6/01/15		210	221,550
Range Resources Corp., 8.00%, 5/15/19		200	218,500
SM Energy Co., 6.63%, 2/15/19 (b)		135	138,206

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	6

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)	USD	425	$439,875
Teekay Corp., 8.50%, 1/15/20		300	327,750

			12,992,792

Paper & Forest Products — 2.7%
Boise Paper Holdings LLC:
9.00%, 11/01/17		60	66,825
8.00%, 4/01/20		70	75,600
Catalyst Paper Corp., 7.38%, 3/01/14		175	91,875
Clearwater Paper Corp.:
10.63%, 6/15/16		185	209,512
7.13%, 11/01/18 (b)		270	280,800
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		755	856,925
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		155	157,325
NewPage Corp., 11.38%, 12/31/14		1,280	1,235,200
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		65	65,813
Verso Paper Holdings LLC, 11.50%, 7/01/14		365	396,025

			3,435,900

Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		135	134,325
6.75%, 10/01/17		95	94,050
7.00%, 10/01/20		90	88,200

			316,575

Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16		275	286,688
6.75%, 10/01/20 (b)		425	433,500

			720,188

Real Estate Investment Trusts (REITs) — 1.2%
FelCor Lodging LP, 6.75%, 6/01/19 (b)		635	631,825
Host Hotels & Resorts LP, Series R, 6.88%, 11/01/14		355	366,094
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		245	244,387
The Rouse Co. LP, 6.75%, 11/09/15		240	247,800

			1,490,106

Corporate Bonds	Par (000)		Value

Real Estate Management & Development — 1.8%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20	USD	160	$168,400
Realogy Corp. (b):
11.50%, 4/15/17		355	374,525
12.00%, 4/15/17		135	141,413
7.88%, 2/15/19		1,165	1,170,825
Shea Homes LP, 8.63%, 5/15/19 (b)		505	510,681

			2,365,844

Road & Rail — 1.3%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		240	263,400
8.25%, 1/15/19		355	367,869
Florida East Coast Railway Corp., 8.13%, 2/01/17 (b)		200	208,500
The Hertz Corp. (b):
7.50%, 10/15/18		420	441,000
6.75%, 4/15/19		195	196,950
7.38%, 1/15/21		225	232,875

			1,710,594

Semiconductors & Semiconductor Equipment — 0.3%
Lam Research Corp., 1.25%, 5/15/18 (b)(f)		47	48,293
Linear Technology Corp., Series A, 3.00%, 5/01/27 (f)		200	215,750
Spansion LLC, 7.88%, 11/15/17 (b)		130	132,925

			396,968

Specialty Retail — 1.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		165	172,013
Claire’s Escrow Corp., 8.88%, 3/15/19 (b)		130	124,800
Hillman Group, Inc., 10.88%, 6/01/18		250	275,000
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	129	211,144
Limited Brands, Inc., 8.50%, 6/15/19	USD	70	81,988
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (b)		210	225,225
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	130	211,729
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	175	186,812
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		200	208,000
United Auto Group, Inc., 7.75%, 12/15/16		655	674,650

			2,371,361

Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		198	202,455

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services — 4.3%
Clearwire Communications LLC, 12.00%, 12/01/15 (b)	USD	70	$76,563
Cricket Communications, Inc.:
10.00%, 7/15/15		325	353,844
7.75%, 5/15/16		320	340,000
Digicel Group Ltd. (b):
8.88%, 1/15/15		370	381,100
9.13%, 1/15/15		1,220	1,259,650
8.25%, 9/01/17		565	593,250
10.50%, 4/15/18		200	226,000
FiberTower Corp., 9.00%, 1/01/16		151	91,316
iPCS, Inc., 2.40%, 5/01/13 (g)		330	319,687
Intelsat Jackson Holdings SA (b):
7.25%, 10/15/20		155	155,387
7.50%, 4/01/21		170	172,125
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		170	182,962
6.63%, 11/15/20		380	379,050
NII Capital Corp., 7.63%, 4/01/21		172	182,535
NII Holdings, Inc., 3.13%, 6/15/12 (f)		170	170,000
Sprint Capital Corp., 6.88%, 11/15/28		620	601,400

			5,484,869

Total Corporate Bonds – 104.2%			133,215,032

Floating Rate Loan Interests (g)

Airlines — 0.4%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		500	494,688

Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		300	308,925

Chemicals — 0.2%
Styron Sarl, Term Loan B, 6.00%, 8/02/17		209	210,371

Commercial Services & Supplies — 1.6%
AWAS Finance Luxembourg Sarl, Loan B, 7.75%, 6/10/16		235	239,608
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan B, 5.25%, 5/19/17		1,000	1,003,000
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		325	325,581
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50%, 9/16/16		448	450,548

			2,018,737

Floating Rate Loan Interests (g)	Par (000)		Value

Consumer Finance — 1.8%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/05/17	USD	2,550	$2,271,447

Food Products — 0.3%
Advance Pierre Foods, Term Loan, (Second Lien), 11.25%, 9/29/17		400	406,500

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		278	272,802
Tranche A Term Loan, 8.50%, 3/02/15		198	193,882
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16		397	397,626

			864,310

Hotels, Restaurants & Leisure — 0.5%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.30%, 1/28/15		171	159,230
Travelport LLC (FKA Travelport, Inc.), Loan, 8.26%, 3/27/12		608	483,254

			642,484

Household Durables — 0.3%
Visant Corp. (FKA Jostens), Term Loan B, 5.25%, 12/22/16		339	338,690

Independent Power Producers & Energy Traders — 1.4%
AES Corp., Term Loan B, 3.51%, 5/17/18		500	499,531
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 10.25%, 10/10/14		1,481	1,260,820

			1,760,351

IT Services — 0.0%
First Data Corp.:
Initial Tranche B-2 Term Loan, 2.94%, 9/24/14		17	16,174
Initial Tranche B-3 Term Loan, 2.94%, 9/24/14		38	35,490

			51,664

Media — 4.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		729	729,679
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 6/12/14		426	401,647

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	8

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value

Media (concluded)
Intelsat Jackson Holdings S A (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	USD	3,300	$3,318,790
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		750	796,875

			5,246,991

Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,001	1,015,764

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 7.27%, 2/01/13		507	456,742

Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		886	881,180

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.64%, 10/10/16		42	38,577
Extended Term Loan B, 4.52%, 10/10/16		245	228,020

			266,597

Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		61	55,746

Wireless Telecommunication Services — 0.6%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 8/11/15		776	799,792

Total Floating Rate Loan Interests – 14.2%			18,090,979

Foreign Agency Obligations

Republic of Indonesia, 4.88%, 5/05/21 (b)		240	243,600

Total Foreign Agency Obligations – 0.2%			243,600

Other Interests (k)		Beneficial Interest (000)

Auto Components — 0.5%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	USD	—	(l)	$653,372

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		5		476

Total Other Interests – 0.5%				653,848

Preferred Securities

Capital Trusts	Par (000)

Insurance — 0.2%
Genworth Financial, Inc., 6.15% 11/15/66 (g)		390		301,275

Total Capital Trusts – 0.2%				301,275

Preferred Stocks	Shares

Auto Components — 0.2%
Dana Holding Corp., 4.00% (a)(b)		2		233,250

Automobiles — 0.5%
General Motors Co., 4.75%		12		611,220

Diversified Financial Services — 0.7%
Ally Financial, Inc., 7.00% (b)		1		917,670

Media — 0.2%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)		16		137,173
Emmis Communications Corp., Series A, 6.25%		10		187,460

				324,633

Professional Services — 0.1%
Nielsen Holdings NV, 3.13% (a)		200		125,125

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)		4		68,822

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 0.00% (a)		10		50,000
Freddie Mac, Series Z, 8.38 (a)		32		100,899

				150,899

Total Preferred Stocks – 1.9%				2,431,619

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Trust Preferred	Par (000)

GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	1,392	$1,462,714

Total Trust Preferred – 1.2%		1,462,714

Total Preferred Securities – 3.3%		4,195,608

Warrants (m)	Shares	Value

Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (Expires 3/23/19)	18,441	154,093

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	167	2
HMH Holdings/EduMedia (Expires 3/09/17)	3,476	—

		2

Total Warrants – 0.1%		154,095

Total Long-Term Investments (Cost – $152,453,113) – 124.3%		158,866,582

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class 0.10% (n)(o)	2,450,445	2,450,445

Total Short-Term Securities (Cost – $2,450,445) – 1.9%		2,450,445

Options Purchased	Contracts

Exchange-Traded Put Options — 0.0%
SPDR S&P 500 ETF Trust, Strike Price USD 134.00, Expires 6/18/11	95	12,825

Total Options Purchased (Cost – $26,791) – 0.0%		12,825

Total Investments (Cost – $154,930,220*) – 126.2%		161,329,862
Liabilities in Excess of Other Assets – (26.2)%		(33,495,128)

Net Assets – 100.0%		$127,834,748

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$152,454,277

Gross unrealized appreciation	$8,746,973
Gross unrealized depreciation	(2,333,222)

Net unrealized
appreciation	$6,413,751

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Variable rate security. Rate shown is as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America NA	$134,325	$(675)
CitiGroup Global Markets	$646,400	$9,579
Banque Nationale de Paris	$162,618	$2,876

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,032,818	417,637	2,450,455	$101

(o)	Represents the current yield as of report date.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	10

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

• Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

50	S&P 500 Index E-mini	Chicago Mercantile	June 2011	$ 3,281,638	$(78,113)

• Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	89,000	USD	127,036	UBS AG	6/01/11	$1,044
USD	891,893	GBP	545,500	Citibank NA	7/07/11	(5,067)
USD	161,910	GBP	100,000	UBS AG	7/07/11	(2,519)
USD	162,545	GBP	99,500	UBS AG	7/07/11	(1,062)
USD	211,353	GBP	129,000	UBS AG	7/07/11	(760)
USD	128,853	EUR	90,000	Citibank NA	7/27/11	(490)
USD	145,403	EUR	100,000	Citibank NA	7/27/11	1,689
USD	126,868	EUR	89,000	UBS AG	7/27/11	(1,038)
USD	5,916,396	EUR	4,070,000	UBS AG	7/27/11	67,225

Total						$59,022

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks	$964,065	—	$1,349,355	$2,313,420
Corporate Bonds	—	$131,260,710	1,954,322	133,215,032
Floating Rate
Loan Interests	—	13,294,301	4,796,678	18,090,979
Foreign Agency
Obligations	—	243,600	—	243,600
Other Interests	—	653,372	476	653,848
Preferred
Securities	2,481,115	1,577,320	137,173	4,195,608
Warrants	—	—	154,095	154,095
Short-Term
Securities	2,450,455	—	—	2,450,455

Total	$5,895,635	$147,029,303	$8,392,099	$161,317,037

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	12

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$69,958	—	$69,958
Interest rate contracts	$12,825	—	—	12,825
Liabilities:
Equity contracts	(78,113)		—	(78,113)
Foreign currency exchange contracts		(10,936)	—	(10,936)

Total	$(65,288)	$59,022	—	$(6,266)

1 Derivative financial instruments are financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:
Balance, as of August 31, 2010	$283,463	$3,070,692	$5,191,058	$953	$417,114	—	$(2,026)	$8,961,254
Accrued discounts/premiums	—	—	10,142	—	—	—	—	10,142
Net realized gain (loss)	(2,248,314)	(19,058)	(98,838)	—	831,079	—	—	(1,535,131)
Net change in unrealized appreciation/depreciation[2]	1,787,921	(468,875)	222,530	(477)	52,490	$154,093	2,026	1,749,708
Purchases	1,782,267	189,231	1,171,178	—	—	2	—	3,142,678
Sales	(255,982)	(817,825)	(3,203,975)	—	(1,163,510)	—	—	(5,441,292)
Transfers in3	—	157	1,504,583	—	—	—	—	1,504,740
Transfers out[3]	—	—	—	—	—	—	—	—

Balance, as of May 31, 2011	$1,349,355	$1,954,322	$4,796,678	$476	$137,173	$154,095	—	$8,392,099

2 The net change in unrealized appreciation/depreciation on the securities still held at May 31, 2011 was $(623,542).

3 The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2011	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: July 26, 2011